Details of Bank Accounting for Ten Percent or More of Total Deposits (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Bank A
Concentration Risk [Line Items]
Percentage of deposits	76.50%		15.60%
Bank B
Concentration Risk [Line Items]
Percentage of deposits	20.20%		57.80%
Bank C
Concentration Risk [Line Items]
Percentage of deposits		[1]	22.80%

[1]	The amount was less than 10%.